Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 11, 2021	Nov. 25, 2020 shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net income per ordinary share
Additional shares issued for share split (in shares)		143,681,555
Share split ratio	10
Numerator:
Net Income (Loss)			¥ 921,867	$ 131,826	¥ 551,837	¥ 534,328
Numerator for basic net income per ordinary share (Basic) | ¥			854,095		551,837	534,328
Numerator for diluted net income per ordinary share (Diluted) | ¥			¥ 854,095		¥ 551,837	¥ 534,328
Denominator:
Weighted average number of ordinary shares			1,223,656,660	1,223,656,660	1,232,148,531	1,311,401,901
Adjustments for dilutive options and RSUs			299,077	299,077	56,763,252	29,043,752
Denominator for net income per ordinary share - diluted			1,223,955,737	1,223,955,737	1,288,911,783	1,340,445,653
Net income per ordinary share
-Basic | (per share)			¥ 0.698	$ 0.1	¥ 0.448	¥ 0.407
-Diluted | (per share)			¥ 0.698	0.1	¥ 0.428	¥ 0.399
Cash dividend per ordinary share | $ / shares				$ 0.11